Taxation - (Loss) income before provision for income taxes is attributable to the geographic locations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Line Items]
(Loss) income before tax	¥ (206,710)	$ (31,681)	¥ (506,621)	¥ 108,459
Cayman
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(11,322)		13,620	(74)
Hong Kong
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(2,804)		(2,490)	7,042
BVI
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(1)		(2)	(18)
PRC
Income Tax Disclosure [Line Items]
(Loss) income before tax, domestic	¥ (192,583)		¥ (517,749)	¥ 101,509